PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 96,819	$ 54,078
Other receivables	1,904	837
Lease receivables	163	1,388
VAT recoverable	4,388	717
Prepayments	9,527	12,231
Total	$ 112,801	$ 69,251